CONSOLIDATED STATEMENTS OF REVENUES AND EXPENSES - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating revenues:
Total operating revenues	$ 2,130,137	$ 1,604,863	$ 1,377,618
Operating expenses:
Fuel	1,045,089	598,996	360,254
Production	468,754	410,708	427,808
Depreciation and amortization	283,774	275,346	248,888
Purchased power	82,516	69,346	68,484
Accretion	55,953	56,086	54,475
Total operating expenses	1,936,086	1,410,482	1,159,909
Operating margin	194,051	194,381	217,709
Other income:
Investment income	57,564	45,932	43,294
Amortization of deferred gains	1,789	1,789	1,789
Allowance for equity funds used during construction	700	385	374
Other	12,191	23,148	5,238
Total other income	72,244	71,254	50,695
Interest charges:
Interest expense	455,474	417,722	409,145
Allowance for debt funds used during construction	(262,573)	(221,463)	(207,972)
Amortization of debt discount and expense	11,690	11,595	11,336
Net interest charges	204,591	207,854	212,509
Net margin	61,704	57,781	55,895
Members
Operating revenues:
Total operating revenues	1,974,683	1,557,109	1,377,010
Non-Members
Operating revenues:
Total operating revenues	$ 155,454	$ 47,754	$ 608